Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net revenues
Agency	3,335,397	2,834,997	2,811,936	441,255
Claims Adjusting	370,606	433,148	459,178	72,055
Total net revenues	3,706,003	3,268,145	3,271,114	513,310
Operating costs and expenses
Agency	(2,797,651)	(2,481,219)	(2,418,444)	(379,507)
Claims Adjusting	(361,474)	(416,241)	(442,349)	(69,414)
Other	(77,515)	(68,499)	(108,416)	(17,013)
Total operating costs and expenses	(3,236,640)	(2,965,959)	(2,969,209)	(465,934)
Income (loss) from operations
Agency	537,746	353,778	393,492	61,748
Claims Adjusting	9,132	16,907	16,829	2,641
Other	(77,515)	(68,499)	(108,416)	(17,013)
Income from operations	469,363	302,186	301,905	47,376

Schedule of segment assets
	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Segment assets
Agency	1,254,778	1,259,973	197,717
Claims Adjusting	309,237	302,592	47,483
Other	1,516,984	1,679,553	263,559
Total assets	3,080,999	3,242,118	508,759